Condensed Statements of Operations (Unaudited) - USD ($)		3 Months Ended			5 Months Ended	8 Months Ended	9 Months Ended
		Sep. 30, 2021	Sep. 30, 2020		Sep. 30, 2020	Dec. 31, 2020	Sep. 30, 2021
General and administrative costs		$ 589,468	$ 938		$ 1,297	$ 1,294	$ 1,056,298
Administrative expenses – related party		30,000					72,169
Franchise tax expense		54,545					146,969
Loss from operations		(674,013)	(938)		(1,297)		(1,275,436)
Interest income on investments held in Trust Account		7,563					15,536
Changes in fair value of warrant liability		1,151,250					3,396,188
Changes in fair value of forward purchase securities liability		378,106					(2,645,660)
Basic and diluted net income (loss) per share:
Net income (loss)		$ 862,906	$ (938)		$ (1,297)	$ (1,294)	$ (509,372)
Weighted average number of shares of common stock outstanding (in Shares)	[1]					7,500,000
Basic and diluted net income (loss) per share (in Dollars per share)						$ 0
Class A – Public shares [Member]
Basic and diluted net income (loss) per share:
Weighted average number of shares of common stock outstanding (in Shares)		30,000,000					24,615,385
Basic and diluted net income (loss) per share (in Dollars per share)		$ 0.02					$ (0.02)
Class A – Private placement [Member]
Basic and diluted net income (loss) per share:
Weighted average number of shares of common stock outstanding (in Shares)		700,000					574,359
Basic and diluted net income (loss) per share (in Dollars per share)		$ 0.02					$ (0.02)
Class B – Common stock [Member]
Basic and diluted net income (loss) per share:
Weighted average number of shares of common stock outstanding (in Shares)		7,500,000	7,500,000	[2]	7,500,000 [2]		7,500,000
Basic and diluted net income (loss) per share (in Dollars per share)		$ 0.02					$ (0.02)

[1]	Excludes an aggregate of up to 1,125,000 shares of Class B common stock subject to forfeiture if the over-allotment option is not exercised in full by the underwriter (see Note 6). This number has been retroactively adjusted to reflect the cancellation of 5,750,000 Founder Shares in October 2020 and 5,750,000 Founder Shares in January 2021 (see Note 6).
[2]	This number has been adjusted to reflect the cancellation of 5,750,000 shares of Class B common stock in October 2020 and 5,750,000 shares of Class B common stock in January 2021. On February 23, 2021, 1,125,000 shares of Class B common stock were forfeited by the Sponsor (see Note 6).